Merger Agreement and Asset Sale (Details) - Cara Therapeutics, Inc. $ in Thousands	Dec. 17, 2024 USD ($)
Merger Agreement and Asset Sale [Line Items]
Termination Fee	$ 2,250
Reimbursed expenses	750
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement [Member]
Merger Agreement and Asset Sale [Line Items]
Certain assets, rights and liabilities sold	900
Additional compensation for Asset Disposition	$ 3,000
Cara Therapeutics Inc | Pre-Merger equity holders of company
Merger Agreement and Asset Sale [Line Items]
Subsidiary, Ownership percentage	15.25%
Cara Therapeutics Inc | Pre-Merger Equity Holders of Tvardi
Merger Agreement and Asset Sale [Line Items]
Subsidiary, Ownership percentage	72.21%
Cara Therapeutics Inc | Holders of Tvardi Convertible Notes
Merger Agreement and Asset Sale [Line Items]
Subsidiary, Ownership percentage	12.54%